Subsequent Events - Additional Information (Detail) - Subsequent Event $ in Millions	1 Months Ended
Mar. 31, 2017 USD ($)
Internet Data Center Services
Subsequent Event [Line Items]
Joint venture value	$ 300
Equity interest percentage by parent	51.00%
Warburg Pincus
Subsequent Event [Line Items]
Equity interest percentage	49.00%